Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands											12 Months Ended
	Dec. 31, 2024	Aug. 08, 2024	Jun. 11, 2024	May 21, 2024	May 09, 2024	Apr. 08, 2024	Mar. 26, 2024	Mar. 07, 2024	Feb. 12, 2024	Jan. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
Federal budget
Disclosure of government contributions [line item]
Negative budget financial balance											$ 248,722,000	$ 151,000,000
Strengthening of Financial Position | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 6,000,000		$ 4,194,241	$ 27,634,576		$ 5,632,399		$ 13,997,554	$ 32,391,756	$ 22,479,358
Strengthening of Financial Position One, March 2024 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants							$ 5,857,845
Strengthening of Financial Position Two, March 2024 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants							$ 2,510,505
Strengthening of Financial Position One, May 2024 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants					$ 21,321,366
Strengthening of Financial Position Two, May 2024 | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants					$ 8,980,400
Proyecto Aprovechamiento de Residuales en la Refinería Salina Cruz, Oaxaca | Federal budget
Disclosure of government contributions [line item]
Negative budget financial balance												$ 5,509,050
Proyecto Aprovechamiento de Residuales en la Refinería Salina Cruz, Oaxaca | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants		$ 5,509,050